Expense Example {- Fidelity Small-Mid Cap Opportunities ETF} - NF_07.31 Fidelity Equity ETFs_Combo PRO-01 - Fidelity Small-Mid Cap Opportunities ETF - Fidelity Small-Mid Cap Opportunities ETF	Jan. 26, 2021 USD ($)
Expense Example:
1 year	$ 65
3 years	$ 205